Transaction Agreement	9 Months Ended
Sep. 30, 2019
Transaction Agreement
Transaction Agreement

7. Transaction Agreement

Transaction Agreement

On July 30, 2019, the Buyer Parties entered into the Transaction Agreement with the Target Companies and the Sellers (see Note 1) pursuant to which the Company will indirectly acquire all of the issued and outstanding equity interests of the Target Companies from the Sellers and certain members of the management of the Target Companies on the terms and subject to the conditions set forth therein and in the related ancillary agreements.

Consideration

The aggregate purchase price for the Transaction is approximately $1.3 billion, subject to customary adjustments as set forth in the Transaction Agreement. Fosun Seller and the Lipson Parties have agreed to, concurrently with the Closing, reinvest a portion of their respective proceeds to be received by them under the Transaction Agreement, in an aggregate amount of approximately $144,756,494, for newly issued ordinary shares, par value $0.0001 per share ("New NFC ordinary shares"), in the post-Transaction company ("New NFC") at a subscription price of $10.00 per share.

The foregoing description of the Transaction Agreement does not purport to be complete and is qualified in its entirety by the terms and conditions of the Transaction Agreement, a copy of which is filed as Exhibit 10.1 hereto and is incorporated by reference herein.

Subscription Agreements

In connection with its entry into the Transaction Agreement, the Company entered into certain subscription agreements (the "Subscription Agreements"), each dated as of July 30, 2019, with certain investors, including Vivo Capital Fund IX (Cayman), L.P. ("Vivo"), pursuant to which, among other things, the Company agreed to issue and sell, in private placements, an aggregate of up to 71.1 million public shares of the Company, to the investors for $10.00 per share (the "Equity Offering"), subject to the Company's right to reduce the number of public shares to be issued to the investors by up to 25%. The Equity Offering is expected to close immediately prior to the Closing. The investors will be entitled to certain shelf registration rights subject to customary black-out periods and other limitations as set forth in the Subscription Agreements.  In connection with the Subscription Agreements, the Company has agreed to pay advisory fees in the aggregate amount of 3.0% of the gross proceeds of the Equity Offering to certain financial advisors at the Closing.

The foregoing description of the Subscription Agreements does not purport to be complete and is qualified in its entirety by the terms and conditions of the form Subscription Agreement, a copy of which is filed as Exhibit 10.2 hereto and is incorporated by reference herein.

Vivo Letter Agreement

In connection with the entry into the Transaction Agreement, the Company, the Sponsor, Mr. Leung and Mr. Wu entered into a letter agreement with Vivo (the "Vivo Letter Agreement"), pursuant to which Mr. Leung, Mr. Wu and the Sponsor agreed to certain restrictions relating to their shareholdings in the Company.

The foregoing description of the Vivo Letter Agreement does not purport to be complete and is qualified in its entirety by the terms and conditions of the Vivo Letter Agreement, a copy of which is filed as Exhibit 10.3 hereto and is incorporated by reference herein.

Debt Commitment Letters

In order to finance a portion of the cash consideration payable under the Transaction Agreement and the costs and expenses incurred in connection therewith, NF Unicorn Acquisition Limited, a wholly owned indirect subsidiary of the Company ("NF Unicorn"), entered into a senior loan commitment letter with Shanghai Pudong Development Bank Putuo Sub-Branch ("SPDB") (the "Senior Loan Commitment Letter"), pursuant to which SPDB has agreed, upon the terms and subject to the conditions thereof, to provide a 7-year senior secured credit facility to NF Unicorn in an aggregate principal amount equal to the RMB equivalent of $300,000,000. China Merchants Bank Shanghai Branch ("CMB") had previously issued a senior loan commitment letter to the Company, which also contemplated a senior secured credit facility in an aggregate amount equal to up to $300,000,000 upon the terms and subject to the conditions thereof.

The Company (and its wholly-owned subsidiaries) only expects to borrow up to an aggregate of $300,000,000 of senior secured term loans to finance the Transaction. As such, the Company (or any of its wholly-owned subsidiaries) expects to enter into a separate senior loan commitment letter or other agreements after the date hereof with SPDB and/or CMB reflecting this arrangement.

The foregoing description of the Senior Loan Commitment Letter does not purport to be complete and is qualified in its entirety by the terms and conditions of the Senior Loan Commitment Letter, a copy of which is filed as Exhibit 10.4 hereto and is incorporated by reference herein.

Further information regarding the Business Combination is set forth in the Current Reports on Form 8-K (File Nos. 333-225940 and 001-38562) filed with the SEC on July 30, 2019, August 1, 2019 and September 9, 2019, as well as in the Company's proxy materials filed with the SEC on Schedule 14A on October 25, 2019 and November 12, 2019.